Organization and Nature of Operations (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Apr. 07, 2009	Apr. 07, 2009 ADS [Member]	Dec. 31, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Apr. 07, 2009 Common Class A [Member]
Organization and Nature of Operations [Line Items]
Shares, outstanding in initial public offering		8,625,000	21,494,000	20,733,000	17,250,000
Initial offering price per ADS		$ 16.00
Shares, initial public offering, sold by the Company		3,750,000			7,500,000
Shares, initial public offering, sold by a direct wholly-owned subsidiary of Sohu.com		4,875,000			9,750,000
Net proceeds from issuance initial public offering	$ 54.7